Document and Entity Information	0 Months Ended
Mar. 10, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 10, 2014
Registrant Name	SUNAMERICA INCOME FUNDS
Central Index Key	0000795307
Amendment Flag	false
Document Creation Date	Mar. 10, 2014
Document Effective Date	Mar. 10, 2014
Prospectus Date	Aug. 01, 2013
U.S. Government Securities | Class A
Risk/Return:
Trading Symbol	SGTAX
U.S. Government Securities | Class B
Risk/Return:
Trading Symbol	SGTBX
U.S. Government Securities | Class C
Risk/Return:
Trading Symbol	NASBX
GNMA Fund | Class A
Risk/Return:
Trading Symbol	GNMAX
GNMA Fund | Class B
Risk/Return:
Trading Symbol	GNMBX
GNMA Fund | Class C
Risk/Return:
Trading Symbol	GNMTX
Strategic Bond | Class A
Risk/Return:
Trading Symbol	SDIAX
Strategic Bond | Class B
Risk/Return:
Trading Symbol	SDIBX
Strategic Bond | Class C
Risk/Return:
Trading Symbol	NAICX
High Yield Bond | Class A
Risk/Return:
Trading Symbol	SHNAX
High Yield Bond | Class B
Risk/Return:
Trading Symbol	SHNBX
High Yield Bond | Class C
Risk/Return:
Trading Symbol	SHNCX